PIMCO Funds

Supplement Dated November 15, 2012 to the
Bond Funds Class A, Class B, Class C and Class R Prospectus and Bond Funds Institutional Class,
Class M, Class P, Administrative Class and Class D Prospectus, each dated July 31, 2012, as supplemented from time to time (each a "Prospectus")

(PIMCO Mortgage-Backed Securities Fund)
Disclosure Related to the PIMCO Mortgage-Backed Securities Fund (the "Fund")

Effective immediately, the following sentence is added immediately after the seventh sentence of the first paragraph of the "Principal Investment Strategies" section of the Fund's Fund Summary in each Prospectus:

The Fund may also invest up to an additional 5% of its total assets in mortgage-related high yield instruments ("junk bonds") rated below Baa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.